Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Trade payables	$66.7	$69.3
Accruals and payables	173.4	133.2
Accrued interest	15.1	16.9
Statutory payables	15.0	19.9
	$270.2	$239.3